LIABILITIES AND DEBT - Promissory Note Payable (Details)	1 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Gross proceeds received			$ 2,779,910	$ 1,701,044
Debt Discount Cost			263,958
Promissory note payable
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,000,000	3,500,000
Gross proceeds received		$ 810,000
Warrants issued | shares		120,482
Debt discount cost			$ 73,958
Promissory note payable | Secondary Public Offering
Debt Instrument [Line Items]
Percentage of outstanding principal			10
Promissory note payable | Secondary Public Offering | Maximum
Debt Instrument [Line Items]
Aggregate principal amount			$ 4,000,000
Promissory note payable | Secondary Public Offering | Minimum
Debt Instrument [Line Items]
Aggregate principal amount			2,000,000
Promissory note payable | Bailey
Debt Instrument [Line Items]
Aggregate principal amount			$ 4,500,000
Repayment of outstanding principal amount	$ 1,000,000
Promissory note payable | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Interest rate of loans			12.00%
Interest expense			$ 494,000	$ 472,500